Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.

Attorneys and counselors at law

Daniel H. April

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

Of Counsel

Megan Hadley Koehler*

*Not admitted in New Mexico

Janet Clow, Retired

February 28, 2019

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
Registration Number under the Securities Act of 1933: 33-14905
Registration Number under the Investment Company Act of 1940: 811-05201
Post-Effective Amendment (“PEA”) Nos. 128 and 138

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is PEA Nos. 128 and 138 to the Trust’s currently effective registration statement on Form N-1A relating to the Thornburg Summit Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purposes of this filing are to: (1) update certain disclosures in the Fund’s prospectus and statement of additional information in response to comments received from the staff with respect to PEA No. 124, as further described in the Trust’s February 27, 2019 response letter transmitted via EDGAR correspondence (Accession No. 0001387131-19-001468), (2) update other required data disclosures, and (3) make other non-material changes to the Fund’s prospectus and statement of additional information.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive Suite 1000 Santa Fe, New Mexico 87505	E-mail: dan_april@catchlaw.com Web address: www.catchlaw.com	Tel.: (505) 988-2900 Extension 103 Fax: (505) 988-2901